Offerings - Offering: 1	Aug. 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.01 par value per share
Amount Registered | shares	5,771,538
Proposed Maximum Offering Price per Unit	83.19
Maximum Aggregate Offering Price	$ 480,134,246.22
Fee Rate	0.01531%
Amount of Registration Fee	$ 73,508.55
Offering Note	Note 1.a Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional ordinary shares, $0.01 par value per share, of Mallinckrodt plc (the "Registrant") that become issuable under the Mallinckrodt Pharmaceuticals 2025 Stock and Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction. Note 1.b Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act. Because the Registrant's ordinary shares are not listed on an exchange or traded over-the-counter, the proposed maximum offering price per share and maximum aggregate offering price are based upon the book value of the Registrant's ordinary shares, which was calculated from its unaudited balance sheet as of June 27, 2025.